Financial expenses and income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (253)	€ (219)
Interest income	118	162
Cost of net debt	(135)	(57)
Non-operating foreign exchange gains/(losses)	(3)	1
Unwinding of discounting of provisions	(21)	(22)
Net interest cost related to employee benefits	(27)	(37)
Impairment losses on financial assets, net of reversals	(1)	0
Net interest expense on lease liabilities	(26)	(22)
Other	(115)	(40)
Net financial income/(expenses)	(328)	(177)
Financial expenses	(465)	(361)
Financial income	137	184
Liability recognised for estimated future royalties	(146)	(50)
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	12	(25)
Gain on derivatives used to manage cash and cash equivalents	€ 6	€ (4)